Issued Capital and Reserves (Tables)	3 Months Ended
Mar. 31, 2022
Issued Capital and Reserves
Schedule of number of shares issued and outstanding

Common shares issued and outstanding at December 31, 2021	187,120,728
Share option exercises between Jan and March 2022	78,732
Treasury shares	(78,732)
Common shares issued and outstanding at March 31, 2022	187,120,728